RELATED PARTY BALANCES AND TRANSACTIONS - DUE FROM RELATED PARTY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Amounts due from related parties
Less: allowance for doubtful accounts	¥ 83,119	¥ 79,975		¥ 92,338	$ 13,388	$ 12,051
Ms. Kou Xiaohong
Amounts due to related parties
Balance at the beginning of the period | ¥	(26)	27
exchange rate difference | $			$ 1
Expense Reimbursement payment or return | ¥	¥ (26)
Balance at the end of the period | ¥		¥ (26)
Xin Run
Amounts due from related parties
Balance as of December 31, 2022 | $						$ 50,133
Less: allowance for doubtful accounts | $					$ 50,133